Shareholders' Equity (Details) - Schedule of information about options outstanding and exercisable - 0.003 [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.003
Options Outstanding, Number outstanding at December 31, 2 0 2 0 | shares (in Shares) | shares	266,500
Options Outstanding, Weighted average remaining contractual life (Year)	3 years 156 days
Options Outstanding, Weighted average exercise price	$ 0.003
Options Exercisable, Number exercisable at December 31, 2 0 2 0 (in Shares) | shares	23,000
Options Exercisable, Weighted average remaining contractual life (Years)	1 year 328 days
Options Exercisable, Weighted average exercise price	$ 0.003